Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Acreage Holdings, Inc.
Entity Central Index Key	0001762359
Trading Symbol	acrgf
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Subordinate voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,471,042
Proportionate voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,445,887.465
Multiple voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	168,000